Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Dec. 31, 2019
Income Taxes
Applicable statutory rate	25.00%	25.00%	25.00%	25.00%
Provision for income tax	$ 15,883	¥ 108,479	¥ 92,016	¥ 71,496
Assessable income	$ 46,604	318,305	337,260	259,256
Cayman Islands
Income Taxes
Withholding tax		0
British Virgin Islands
Income Taxes
Withholding tax		¥ 0
Hong Kong
Income Taxes
Applicable statutory rate	16.50%	16.50%
Provision for income tax		¥ 0	0	0
Assessable income		¥ 0	¥ 0	¥ 0
PRC
Income Taxes
Applicable statutory rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
PRC | High And New Technology Enterprises ('HNTE')
Income Taxes
Preferential tax rate					15.00%